Stockholders' Equity - Schedule of Redeemable Convertible Preferred Stock Outstanding (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Jul. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)	0		58,615,000		45,960,000
Redeemable convertible preferred stock, shares outstanding (in shares)	0	58,615,488	58,615,000	58,615,000	45,960,000	34,186,000
Net Carrying Value	$ 0		$ 236,929	$ 236,886	$ 132,017	$ 79,528
Aggregate liquidation preference	$ 0		$ 237,650		$ 132,650
Series A- Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)			10,394,000		10,394,000
Redeemable convertible preferred stock, shares outstanding (in shares)			10,394,000		10,394,000
Net Carrying Value			$ 10,382		$ 10,316
Aggregate liquidation preference			$ 10,650		$ 10,650
Series B Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)			8,935,000		8,935,000
Redeemable convertible preferred stock, shares outstanding (in shares)			8,935,000		8,935,000
Net Carrying Value			$ 19,957		$ 19,946
Aggregate liquidation preference			$ 20,000		$ 20,000
Series C Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)			14,857,000		14,857,000
Redeemable convertible preferred stock, shares outstanding (in shares)			14,857,000		14,857,000
Net Carrying Value			$ 49,407		$ 49,384
Aggregate liquidation preference			$ 49,500		$ 49,500
Series D- Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)			11,774,000		11,774,000
Redeemable convertible preferred stock, shares outstanding (in shares)			11,774,000		11,774,000
Net Carrying Value			$ 52,397		$ 52,371
Aggregate liquidation preference			$ 52,500		$ 52,500
Series E- Redeemable Convertible Preferred Stock
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized (in shares)			12,655,000
Redeemable convertible preferred stock, shares outstanding (in shares)			12,655,000
Net Carrying Value			$ 104,786
Aggregate liquidation preference			$ 105,000